Convertible and Other Notes Payable – Related Party Officer and His Affiliates (Details Textual) - USD ($)								1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 15, 2020	Apr. 14, 2020	Sep. 13, 2019	Jul. 04, 2019	Jul. 02, 2019	Jan. 19, 2019	Nov. 13, 2018	Dec. 22, 2020	Dec. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Notes Payable - Related Parties (Textual)
Convertible note payable - related party affiliate													$ 34,000
Principal amount										$ 695,132	$ 990,305	$ 990,305	372,260
Note bears interest							5.00%			5.50%
Interest expense												1,598,246
Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable	$ 840,000									$ 840,000	840,000	840,000
Principal amount	688,444										377,194	377,194
Accrued interest	$ 210,409									$ 224,370		$ 221,232
Note bears interest	10.00%									7.00%		7.00%
Note maturity date	Jan. 07, 2022									Jun. 11, 2017		Jun. 11, 2017
Common stock, percentage	50.00%
Loss on debt extinguishment.	$ 688,444									$ 377,194
Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description										On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, and on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024.
Convertible note payable - related party affiliate										$ 44,727	99,142	$ 99,142	166,995
Accrued interest										$ 32,833	31,260	$ 31,260	$ 21,838
Note bears interest										7.00%		7.00%
Note maturity date										Dec. 31, 2017		Dec. 31, 2017
Repayments net advances												$ 132,803
Payment of advances												64,940
Non-Convertible Related Party [Member]
Notes Payable - Related Parties (Textual)
Notes payable related parties, description										There was one non-convertible related party note as of December 31, 2020, which was issued by Howco for $50,000.
CEO [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable			$ 17,000		$ 15,000			$ 50,000
Convertible note payable, description			The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion.	The Company’s CEO (“Pike Falls”) for a cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.						Promissory note was issued to the CEO on December 22, 2020 by Howco for $50,000, for a cash loan to Howco, having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. No weekly payments were made and $580 of interest was accrued as of December 31, 2020.
Principal amount	$ 69,391										69,391	69,391
Accrued interest										$ 6,206	5,332	$ 5,332
Promissory note						$ 200,000			$ 400,000
Note bears interest	10.00%		10.00%		10.00%	12.00%			12.00%
Note maturity date	Jan. 31, 2022		Jun. 09, 2020		Jun. 09, 2020	Sep. 23, 2021			Jan. 07, 2024
Payment of interest and principal						$ 2,500			$ 5,000
Common stock, percentage	50.00%		50.00%		50.00%
Interest expense	$ 69,391		$ 17,000		$ 15,000			$ 14,500
Loss on debt extinguishment.										$ 69,391
CEO [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description										The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $15,000 with a charge to interest expense for the note. The note principal was fully repaid during the three months ended December 31, 2020 and put premium were $15,000, and $15,000, at September 30, 2020 and 2019.		The note principal and put premium were $15,000, and $15,000, at September 30, 2020 and 2019. Accrued interest was $1,843, at September 30, 2020.
Accrued interest										$ 2,159	1,843
Loss on debt extinguishment.										15,000
CEO [Member] | Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description												The note principal and put premium were $17,000, and $17,000, at September 30, 2020 and 2019. Accrued interest was $1,799, at September 30, 2020.
Accrued interest										2,158	1,799
Loss on debt extinguishment.										17,000
CEO [Member] | Michael Bannon [Member]
Notes Payable - Related Parties (Textual)
Principal amount						195,000					195,000	$ 195,000
Accrued interest						$ 17,947				20,855	20,855	20,855
Note bears interest						10.00%
Note maturity date						Apr. 15, 2026
Repayments net advances										14,250		14,250
Common stock, percentage						50.00%
Loss on debt extinguishment.						$ 195,000
Converted to common stock										180,750		180,750
CEO One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable		$ 400,000
Principal amount		367,500								367,500	367,500	$ 367,500
Accrued interest		$ 76,619								$ 82,177	$ 76,619
Note bears interest		10.00%
Note maturity date		Jan. 07, 2024
Common stock, percentage		50.00%
Loss on debt extinguishment.		$ 367,500